Remuneration and other benefits paid to the Bank's directors and senior managers - Attendance fees (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Members of the board of directors
Remuneration of key personnel
Attendance fees and commissions, per meeting	€ 2,600	€ 2,600
Audit committee and risk supervision, regulation and compliance oversight committee
Remuneration of key personnel
Attendance fees and commissions, per meeting	1,700	1,700
Other committees
Remuneration of key personnel
Attendance fees and commissions, per meeting	€ 1,500	€ 1,500